COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 23, 2023	Oct. 02, 2023	Aug. 31, 2023	Aug. 10, 2023	Aug. 06, 2023	Apr. 04, 2022	Nov. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2023	Nov. 14, 2022
Product Liability Contingency [Line Items]
Operating lease expense								$ 320,775	$ 548,049	$ 1,192,184	$ 863,824
Weighted average remaining lease term								2 years 8 months 12 days		3 years
Weighted average discount rate								3.00%		3.00%
Number of shares issued value								$ 1,500,025	1,512,260	$ 1,512,260	$ 2,904,160
Exercise price warrants										$ 11.50
Ownership percentage												5.00%
Common stock, par value				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Prepayment fee					$ 625,000
Gross proceeds								$ 1,110,000	$ 1,588,695	$ 2,829,395	$ 3,000,760
Share price										$ 2.58	$ 17.47
Stock issued during period value purchase of assets								$ 1,110,000		$ 1,221,945
Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued								250,000	65,960	65,960	121,323
Number of shares issued value								$ 25	$ 7	$ 7	$ 12
Common stock, par value				$ 0.0001
Stock issued during period value purchase of assets								100		50
Series A1 Preferred Shares [Member]
Product Liability Contingency [Line Items]
Cumulative preferred stock dividends								76,315		$ 46,587
Lease Agreement [Member]
Product Liability Contingency [Line Items]
Liquidity reserve						$ 500,000	$ 500,000
Arrangement fee							70,500
Lease Agreement [Member] | Maintenance [Member]
Product Liability Contingency [Line Items]
Liquidity reserve						$ 690,000	$ 690,000
Share Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Sale of Stock, Consideration Received on Transaction								$ 40,000,000
Number of shares issued								1,000,000		40,000,000
Number of shares issued value								$ 1,100,000
Commitment fee								$ 800,000		$ 800,000
Purchase of warrants								2,179,447		2,179,447
Exercise price warrants								$ 8.60		$ 8.40
Warrants and rights outstanding term								3 years		3 years
Share Purchase Agreement [Member] | Series B Preferred Stock [Member]
Product Liability Contingency [Line Items]
Exercise price warrants								$ 5.81
Registration Rights Agreement [Member]
Product Liability Contingency [Line Items]
Debt instrument periodic payment	$ 10,000
Debt instrument fee amount	$ 300,000									$ 300,000
Warrant Amendment Agreement [Member]
Product Liability Contingency [Line Items]
Ownership percentage	4.99%
Common stock, par value	$ 0.0001
Forward Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Number of shares issued					663,556
Number of shares issued value					$ 6,805,651
Number of shares issued					1,186,952
Prepayment fee					$ 1,250,000
Proceeds from sales of initial shortfall, percentage					100.00%
Proceeds from sales of future shortfall paid to counterparty, percentage					100.00%
Purchase of shares					50,000
Number of shares as per agreement					861,312
Purchase of shares					613,556
Purchase of shares					247,756
Business combination					$ 7,400,000
Reduction in remaining number of recycled shares		296,518	296,518
Increase in number of shares issued		994,645	994,645
Adjustment to settlement price per share								$ 2.00
Gross proceeds										921,945
Share price					$ 6.00
Stock issued during period value purchase of assets										$ 1,221,945
Forward Purchase Agreement [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Proceeds from sales of initial shortfall, percentage								9.90%
Forward Purchase Agreement [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued		275,000	275,000
Forward Purchase Agreement [Member] | Oxbridge Shares [Member]
Product Liability Contingency [Line Items]
Ownership percentage					9.90%
Forward Purchase Agreement [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Common stock, par value					$ 0.0001
FPA Funding Amount PIPE Subscription Agreement [Member]
Product Liability Contingency [Line Items]
Number of shares issued					247,756
share price per share					$ 10.00
Sale of stock, consideration received on transaction		548,127	548,127		1,186,952
Future shortfall amount		$ 550,000
Reduction in prepayment shortfall		1,175,000
Maxim Settlement Agreement [Member]
Product Liability Contingency [Line Items]
Number of shares issued				270,000
Gross proceeds				$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares				15.00%
Percentage of proceeds used for redeem of preferred shares				15.00%
Maxim Settlement Agreement [Member] | Series A Preferred Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued				1,127
Number of shares issued value				$ 1,127,000
Sponsor Settlement Agreement [Member] | Sponsor [Member]
Product Liability Contingency [Line Items]
Gross proceeds				$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares				15.00%
Sponsor Settlement Agreement [Member] | Sponsor [Member] | Promissory Note [Member]
Product Liability Contingency [Line Items]
Debt instrument face amount													$ 575,000
Sponsor Settlement Agreement [Member] | Series A1 Preferred Shares [Member]
Product Liability Contingency [Line Items]
Number of shares issued				575
Amendment Forward Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Future shortfall amount		550,000	$ 550,000
Reduction in prepayment shortfall		$ 1,175,000	$ 1,175,000
FPA Funding Amount PIPE Subscription Agreements [Member]
Product Liability Contingency [Line Items]
Sale of stock, consideration received on transaction					1,186,952